Off-Balance Sheet Commitments (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Off-Balance Sheet Commitments

In July 2019, the Company signed an operating sublease agreement for a portion of its premises located in Cambridge. The commitments received is as follows:

(amounts in €‘000)	Lease commitments
As of June 30, 2019	Total	Less than one year	One to five years	More than five years
Sublease in US	574	143	431

Total lease commitments	574	143	431	—